Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Impairment Loss	$ 0	$ 0	$ 827
Investments accounted for using equity method
Disclosure of fair value measurement of assets [line items]
Impairment Loss			$ 154